Taxes (Details 6) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Taxes
Principal and fines	$ 1,640
Indexation to the SELIC interest rate	2,043
Total debt enrolled in the tax settlement program	3,683
PIS and COFINS tax credits after enrolling the program (1)	(538)
Use of tax loss carryforwards	(240)
Indexation to the Selic interest rate of Judicial deposits and taxes over tax credits	242
Income taxes (2)	(916)
Effect in the statement of income before reimbursement of partners in joint ventures	2,231
Reimbursements approved by partners in joint ventures until June 30, 2024	(208)
Income taxes (2)	62
Total effect in the statement of income	2,085
Other taxes	790
Net finance income (expense)	2,149
Income taxes	(854)
Total effect in the statement of income	$ 2,085